Investments (Details) $ in Thousands	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Investments (Details) [Line Items]
Types of investments	2
Certificates of Deposit [Member]
Investments (Details) [Line Items]
Short term investments	$ 100,000	$ 100,000
Interest receivable	$ 317	$ 1,886